UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21031
                                                     ---------

                    ACP Strategic Opportunities Fund II, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                         Ascendant Capital Partners, LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


REGISTRANT NAME: ACP Strategic Opportunities Fund II
                 -----------------------------------

INVESTMENT COMPANY ACT FILE NUMBER: 811-21031
                                    ---------

REPORTING PERIOD: 07/01/2003 - 06/30/2004
                  -----------------------

REGISTRANT  ADDRESS: 1235 Westlakes Drive Suite 130,
                     Berwyn, PA 19312
                     -------------------------------

NAME OF SERIES (AS APPLICABLE):
                                ------------------------------------------------


                                                                                                        FUND'S VOTE FOR
                                                                                                          OR AGAINST
                                                                                                         PROPOSAL, OR
                                                                                  WHO        WHETHER    ABSTAIN; FOR OR     WHETHER
                                                                                PROPOSED      FUND         WITHHOLD        VOTE WAS
ISSUER OF   EXCHANGE              SHAREHOLDER                                    MATTER:      CAST         REGARDING        FOR OR
PORTFOLIO    TICKER    CUSIP #      MEETING      SUMMARY OF MATTER VOTED ON      ISSUER      VOTE ON      ELECTION OF       AGAINST
SECURITY     SYMBOL                  DATE                                     /SHAREHOLDER    MATTER      DIRECTORS       MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                                                 No Proxies Received
                                                 July 1, 2003-June 30, 2004
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

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        ACP Strategic Opportunities Fund II, LLC
          ----------------------------------------------------------------------




By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue, President & Chief Investment Officer (Principal Executive Officer)


Date           August 9, 2004
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.